BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 1) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands								12 Months Ended
	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 HKD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Jun. 07, 2017 HKD ($) $ / shares	Jun. 06, 2017 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Equity interest percentage	59.79%	59.79%		54.20%
Carrying amount of equity method investments								$ 2,380		$ 7,305
Gain on previously held equity interest								$ 5,500	$ 0
Loto Interactive
Business Acquisition [Line Items]
Number of shares purchased | shares							1,278,714,329
Equity interest percentage							40.65%
Price per share for business combination | $ / shares				$ 0.62		$ 0.252
Percentage of Equity Securities Without Readily Determinable Fair Value										33.74%
Number of shares acquired | shares	30,642,534	30,642,534	169,354,839	169,354,839	169,354,839
Total consideration paid	$ 3,378	$ 26,224	$ 13,503	$ 105,000	¥ 88,200	$ 322,200
Ownership interest held	59.79%	59.79%		54.20%
Gain on previously held equity interest			5,500
Ganzi Changhe Data Center
Business Acquisition [Line Items]
Total consideration paid			$ 13,841